SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible Assets (Details)	Dec. 31, 2024
Patents
Intangible assets
Useful life (in years)	5 years
SAP Licenses
Intangible assets
Useful life (in years)	10 years
Other licenses
Intangible assets
Useful life (in years)	5 years
Trade name and trademark
Intangible assets
Useful life (in years)	7 years